Schedule of Investments

April 30, 2026 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity-Linked Notes*†‡(A)[94.0%]
Earthquake [3.1%]
Delancey Segregated Account	$4,927	$7,328
Efficiency [42.1%]
Broadway Segregated Account	24,169	49,697
Hollywood Segregated Account	26,189	49,038
Total Efficiency		98,735
Frequency [14.0%]
Atlantic Segregated Account	4,713	8,036
Jay Segregated Account	2,557	4,803
Ocean Segregated Account	3,946	7,889
Park Segregated Account	4,549	7,610
Sunset Segregated Account	2,127	4,394
Total Frequency		32,732
Multi-Peril [9.2%]
Carmelia Segregated Account	4,815	8,179
Nassau Segregated Account	3,462	7,604
Venice Segregated Account	2,871	5,976
Total Multi-Peril		21,759
Non-Florida [2.8%]
Lexington Segregated Account	3,606	6,640
Opportunistic [5.4%]
Elevado Segregated Account	4,031	7,470
Trinity Segregated Account	2,520	5,128
Total Opportunistic		12,598
Wind [17.4%]
Fulton Segregated Account	3,454	5,737
Glendale Segregated Account	4,662	8,193
King Segregated Account	4,837	7,855
Madison Segregated Account	4,298	8,197
Rodeo Segregated Account	2,151	4,682
Wilshire Segregated Account	3,947	6,383
Total Wind		41,047
Total Structured Investments Equity-Linked Notes
(Cost $117,831)		220,839
Total Investments [94.0%]
(Cost $117,831)		$220,839

Percentages are based on net assets of $234,914 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of April 30, 2026, was $220,839 (000) and represented 94.0% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of April 30, 2026, was $220,839 (000) and represented 94.0% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund's intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

As of April 30, 2026, structured investments in Equity-Linked Notes with a fair value of $220,839 (000) were valued using the Special Purpose Entities' NAV.

A list of the restricted securities, excluding 144a, held by the Fund at April 30, 2026, is as follows:

Description	Acquisition Date Range	Cost (000)	Value (000)
Delancey Segregated Account	8/2/2017 - 5/10/2023	$4,927	$7,328
Broadway Segregated Account	8/2/2017 - 5/23/2022	24,169	49,697
Hollywood Segregated Account	8/2/2017 - 5/10/2023	26,189	49,038
Atlantic Segregated Account	8/2/2017 - 5/10/2023	4,713	8,036
Jay Segregated Account	8/2/2017 - 8/11/2021	2,557	4,803
Ocean Segregated Account	8/2/2017 - 8/11/2021	3,946	7,889
Park Segregated Account	8/2/2017 - 8/11/2021	4,549	7,610
Sunset Segregated Account	8/2/2017 - 5/23/2022	2,127	4,394
Carmelia Segregated Account	8/2/2017 - 5/10/2023	4,815	8,179
Nassau Segregated Account	8/2/2017 - 8/11/2021	3,462	7,604
Venice Segregated Account	8/2/2017 - 5/10/2023	2,871	5,976
Lexington Segregated Account	8/2/2017 - 8/11/2021	3,606	6,640
Elevado Segregated Account	8/2/2017 - 8/11/2021	4,031	7,470
Trinity Segregated Account	8/2/2017 - 5/23/2022	2,520	5,128
Fulton Segregated Account	8/2/2017 - 8/11/2021	3,454	5,737
Glendale Segregated Account	8/2/2017 - 5/10/2023	4,662	8,193
King Segregated Account	8/2/2017 - 8/11/2021	4,837	7,855
Madison Segregated Account	8/2/2017 - 5/10/2023	4,298	8,197
Rodeo Segregated Account	8/2/2017 - 5/23/2022	2,151	4,682
Wilshire Segregated Account	8/2/2017 - 8/11/2021	3,947	6,383
		$117,831	$220,839

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Summary of Segregated Accounts

April 30, 2026 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. ("NB RE, Ltd.") Portfolio is as follows:

Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Earthquake
Delancey			$108,464
United States
6 Contracts (5 Cat Bonds)	Live	5/2026 - 7/2030
29 Contracts (11 Cat Bonds)	Matured	8/2017 - 3/2026
Efficiency
Broadway			688,590
North America, Europe, Australia, Japan
41 Contracts (2 Cat Bonds)	Live	5/2026 - 1/2029
501 Contracts (28 Cat Bonds)	Matured	12/2017 - 4/2026
Hollywood			732,997
North America, Europe, Australia
42 Contracts (4 Cat Bonds)	Live	5/2026 - 1/2029
502 Contracts (32 Cat Bonds)	Matured	12/2017 - 4/2026
Frequency
Atlantic			116,029
United States
4 Contracts (3 Cat Bonds)	Live	5/2026 - 1/2030
24 Contracts (7 Cat Bonds)	Matured	12/2017 - 4/2026
Jay			67,672
United States
6 Contracts (5 Cat Bonds)	Live	12/2026 - 1/2029
17 Contracts (6 Cat Bonds)	Matured	4/2018 - 4/2026
Ocean			108,866
North America
5 Contracts (4 Cat Bonds)	Live	1/2027 - 7/2029
33 Contracts (9 Cat Bonds)	Matured	9/2017 - 2/2026
Park			106,210
North America
2 Contracts (1 Cat Bonds)	Live	5/2026 - 1/2028
34 Contracts (9 Cat Bonds)	Matured	12/2017 - 4/2026
Sunset			60,246
United States
4 Contracts (4 Cat Bonds)	Live	6/2027 - 9/2028
32 Contracts (14 Cat Bonds)	Matured	12/2018 - 3/2026
Multi Peril
Carmelia			118,232
United States, Japan, Europe, Australia, New Zealand
6 Contracts (5 Cat Bonds)	Live	5/2026 - 7/2030
16 Contracts (4 Cat Bonds)	Matured	12/2017 - 6/2025
Nassau			107,215
United States
5 Contracts (5 Cat Bonds)	Live	1/2027 - 4/2028
33 Contracts (15 Cat Bonds)	Matured	12/2017 -1/2026
Venice			82,462
United States
4 Contracts (3 Cat Bonds)	Live	5/2026 - 12/2029
20 Contracts (4 Cat Bonds)	Matured	7/2018 - 3/2026

Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Non-Florida
Lexington			$96,307
United States, Japan
5 Contracts (4 Cat Bonds)	Live	6/2026 - 2/2029
35 Contracts (17 Cat Bonds)	Matured	12/2017 - 4/2026
Opportunistic
Elevado			109,287
United States
4 Contracts (3 Cat Bonds)	Live	6/2026 - 6/2028
24 Contracts (6 Cat Bonds)	Matured	12/2017 - 12/2025
Trinity			70,385
United States
5 Contracts (4 Cat Bonds)	Live	12/2026 - 2/2028
25 Contracts (7 Cat Bonds)	Matured	12/2017 - 12/2025
Wind
Fulton			79,636
United States - Florida
5 Contracts (5 Cat Bonds)	Live	1/2027 - 2/2029
24 Contracts (9 Cat Bonds)	Matured	11/2017 - 3/2026
Glendale			118,085
United States
3 Contracts (2 Cat Bonds)	Live	12/2026 - 4/2030
18 Contracts (4 Cat Bonds)	Matured	12/2017 - 3/2026
King			109,035
United States
2 Contracts (1 Cat Bonds)	Live	5/2026 - 1/2028
26 Contracts (6 Cat Bonds)	Matured	12/2017 - 4/2025
Madison			113,389
United States
2 Contracts (2 Cat Bonds)	Live	1/2028 - 7/2029
32 Contracts (9 Cat Bonds)	Matured	11/2017 - 12/2025
Rodeo			64,005
United States, Japan, Europe
5 Contracts (4 Cat Bonds)	Live	1/2027 - 2/2029
13 Contracts (4 Cat Bond)	Matured	12/2018 - 4/2026
Wilshire			91,638
United States
4 Contracts (4 Cat Bonds)	Live	1/2027 - 12/2029
40 Contracts (10 Cat Bonds)	Matured	12/2017 - 4/2026

Disclosures

*During the period from July 27, 2017 - April 30, 2026, the fund owned between 2.1% and 8.3% of the assets represented in the NB Reinsurance, Ltd. portfolio

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both ILW and Cat Bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by earthquakes

CNR-QH-003-1800

CITY NATIONAL ROCHDALE FUNDS | PAGE 2